COMMITMENTS AND CONTINGENCIE (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Oct. 15, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 06, 2006
Accrued interest		$ 11,164	$ 18,000	$ 1,000
Accrued interest for unpaid wages				11,164
Monthly rent		106,997	$ 47,711	63,978	$ 64,679
Contract settlement amount						$ 11,164
Due to related party		29,404		28,624	$ 905,443
Short Term Lease Agreement [Member] | Highland School [Member]
Lease expiration term	Oct. 31, 2020
Short Term Lease Agreement [Member] | Highland School [Member] | Minimum [Member]
Operating lease, monthly payment	$ 2,800
Short Term Lease Agreement [Member] | Highland School [Member] | Maximum [Member]
Operating lease, monthly payment	2,900
Short Term Operating Lease [Member]
Operating lease, monthly payment	$ 1,300	$ 3,500
Issuance of common stock		16,000
Rent payments, monthly		$ 6,000
Prepaid expenses with common shares		49,600
California [Member]
Accrued interest		53,000		53,000
Contract settlement amount		85,000		83,000
Due to related party		28,786		$ 28,786
Legal fees		$ 3,000